Description Of Business And Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Description Of Business And Summary Of Significant Accounting Policies
Description Of Business And Summary Of Significant Accounting Policies
1.	Description of Business and Summary of Significant Accounting Policies

Description of Business

The Company is a leading provider of multi-branded information technology products and services in the U.S. and Canada. The Company provides comprehensive and integrated solutions for its customers' technology needs through an extensive range of hardware, software and service offerings. The Company's breadth of offerings allows its customers to streamline their procurement processes by using a complete solution provider for their technology needs.

Basis of Presentation

The accompanying unaudited interim consolidated financial statements as of June 30, 2011 and for the three and six months ended June 30, 2011 and 2010 have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and the rules and regulations of the U.S. Securities and Exchange Commission ("SEC") for interim financial statements. The unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2010 ("December 31, 2010 financial statements"). The significant accounting policies used in preparing these unaudited interim consolidated financial statements were applied on a basis consistent with those reflected in the December 31, 2010 financial statements, except as disclosed in Note 2, "Recent Accounting Pronouncements." In the opinion of management, the unaudited interim consolidated financial statements contain all adjustments (consisting of a normal, recurring nature) necessary to present fairly the Company's financial position, results of operations, cash flows, and changes in shareholders' deficit as of the dates and for the periods indicated. The unaudited consolidated statements of operations for such interim periods reported are not necessarily indicative of results for the full year.

CDW Corporation ("Parent") is owned directly by CDW Holdings LLC, a company controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners, Inc., certain other co-investors and certain members of CDW management.

Parent has two wholly owned subsidiaries, CDW LLC and CDW Finance Corporation. CDW LLC is an Illinois limited liability company that, together with its wholly owned subsidiaries, holds all material assets and conducts all business activities and operations. CDW Finance Corporation is a Delaware corporation formed for the sole purpose of acting as co-issuer of certain debt obligations as described in Note 4 and does not hold any material assets or engage in any business activities or operations.

Throughout this report, the terms "the Company" and "CDW" refer to Parent and its wholly owned subsidiaries.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Parent and its wholly owned subsidiaries. All intercompany transactions and accounts are eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make use of certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported periods. The Company bases its estimates on historical experience and on various other assumptions that management believes are reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

The notes to consolidated financial statements contained in the December 31, 2010 financial statements include an additional discussion of the significant accounting policies and estimates used in the preparation of the Company's consolidated financial statements.

Revision to Prior Period Financial Statements

As discussed in Note 3, the Company has historically entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions. The Company has determined that its previous classification of its obligations for certain inventory financing agreements was in error and that amounts owed under these agreements should be classified separately in the consolidated balance sheets and not included within accounts payable to trade creditors. Accordingly, the Company has changed the classification to reflect $105.7 million and $28.2 million at June 30, 2011 and December 31, 2010, respectively, as accounts payable–inventory financing with no impact on current liabilities. In addition, the Company owed $12.3 million at June 30, 2011 under the Revolving Loan financing agreement, which is also included in accounts payable–inventory financing.

The Company has also revised its consolidated statements of cash flows for the six months ended June 30, 2011 and 2010 to correct the classification of the cash flow impacts of amounts owed under certain inventory financing arrangements from cash flows from operating activities and include them as cash flows from financing activities. There is no impact on consolidated net cash generated or used for any period as the amounts of the adjustments between cash flow captions are equal and offset one another in the same period. There is also no impact on the Company's debt covenants for any period. The Company has determined that these adjustments are not material either individually or in aggregate to any of its previously issued financial statements; however, due to the nature of the revisions, the Company has revised its presentation for these classification errors in both the consolidated balance sheets and statements of cash flows for all periods presented. These adjustments have no impact on net income (loss), total shareholders' deficit, or Adjusted EBITDA, a non-GAAP measure as defined in the Company's credit agreements. A summary of the revisions to the consolidated statements of cash flows for the six months ended June 30, 2011 and 2010 is as follows:

	Six Months Ended June 30, 2011
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$207.4	$(77.6)	$129.8
Net cash used in financing activities	$(173.3)	$77.6	$(95.7)
Net increase in cash and cash equivalents	$8.0	$—	$8.0

	Six Months Ended June 30, 2010
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$260.3	$(98.5)	$161.8
Net cash used in financing activities	$(266.2)	$98.5	$(167.7)
Net (decrease) in cash and cash equivalents	$(61.9)	$—	$(61.9)

1.	Description of Business and Summary of Significant Accounting Policies

Description of Business

The Company is a leading provider of multi-branded information technology products and services in the U.S. and Canada. The Company provides comprehensive and integrated solutions for its customers' technology needs through an extensive range of hardware, software and service offerings. The Company's breadth of offerings allows its customers to streamline their procurement processes by using a complete solution provider for their technology needs.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and the rules and regulations of the U.S. Securities and Exchange Commission ("SEC").

On October 12, 2007, CDW Corporation, an Illinois corporation, was acquired through a merger transaction by an entity controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners, Inc. (the "Acquisition"). CDW Corporation continued as the surviving corporation and same legal entity after the Acquisition, but became a wholly owned subsidiary of VH Holdings, Inc., a Delaware corporation.

On December 31, 2009, CDW Corporation merged into CDWC LLC, an Illinois limited liability company owned by VH Holdings, Inc., with CDWC LLC as the surviving entity. This change had no impact on the operations or management of the Company. On December 31, 2009, CDWC LLC was renamed CDW LLC ("CDW LLC"). On August 17, 2010, VH Holdings, Inc. was renamed CDW Corporation ("Parent").

Parent is owned directly by CDW Holdings LLC, a company controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners, Inc. (the "equity sponsors"), certain other co-investors and certain members of CDW management.

On August 6, 2010, CDW Finance Corporation, a Delaware corporation, was formed for the sole purpose of acting as a co-issuer of the Initial Notes and Exchange Notes as described in Note 7. CDW Finance Corporation is owned by Parent and does not hold any material assets or engage in any business activities or operations.

Throughout this report, the terms "the Company" and "CDW" refer to Parent and its wholly owned subsidiaries.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Parent and its wholly owned subsidiaries. All intercompany transactions and accounts are eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make use of certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported periods. The Company bases its estimates on historical experience and on various other assumptions that management believes are reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Revision to Prior Period Financial Statements

As discussed in Note 5, the Company has historically entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions. The Company has determined that its previous classification of obligations for inventory financing agreements was in error and that amounts owed under these agreements should be classified separately in the consolidated balance sheets and not included within accounts payable to trade creditors. Accordingly, the Company has changed the classification to reflect $28.2 million and $25.0 million at December 31, 2010 and 2009, respectively, as accounts payable–inventory financing with no impact on total current liabilities.

The Company has also revised its consolidated statements of cash flows for the years ended December 31, 2010, 2009 and 2008, and for the respective interim periods for each of the years then ended, to correct the classification of the cash flow impacts of amounts owed under inventory financing agreements from cash flows from operating activities and include them as cash flows from financing activities. There is no impact on consolidated net cash generated or used for any period as the amounts of the adjustments between cash flow captions are equal and offset one another in the same period. There is also no impact on the Company's debt covenants for any period. The Company has determined that these adjustments are not material either individually or in aggregate to any of its previously issued financial statements; however, due to the nature of the revisions, the Company has revised its presentation for these classification errors in both the consolidated balance sheets and statements of cash flows for all periods presented. These adjustments have no impact on net income (loss), total shareholders' deficit, or Adjusted EBITDA, a non-GAAP measure as defined in the Company's credit agreements. See Note 20 for a summary of revisions to the Company's interim presentation for both the consolidated balance sheets and the statements of cash flows. A summary of the revisions to the consolidated statements of cash flows for the years ended December 31, 2010, 2009 and 2008 is as follows:

	Year Ended December 31, 2010
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$426.9	$(3.2)	$423.7
Net cash used in financing activities	$(353.3)	$3.2	$(350.1)
Net (decrease) in cash and cash equivalents	$(51.4)	$—	$(51.4)

	Year Ended December 31, 2009
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$98.5	$9.1	$107.6
Net cash used in financing activities	$(22.8)	$(9.1)	$(31.9)
Net (decrease) in cash and cash equivalents	$(6.4)	$—	$(6.4)

	Year Ended December 31, 2008
(in millions)	As Previously Reported	Revision	As Revised
Net cash provided by operating activities	$174.2	$41.2	$215.4
Net cash used in financing activities	$(34.6)	$(41.2)	$(75.8)
Net increase in cash and cash equivalents	$78.8	$—	$78.8

Reclassifications

Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current period presentation.

Cash and Cash Equivalents

Cash and cash equivalents include all deposits in banks and short-term, highly liquid investments that are readily convertible to known amounts of cash and are so near maturity that there is insignificant risk of changes in value due to interest rate changes.

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and typically do not bear interest. The Company provides allowances for doubtful accounts related to accounts receivable for estimated losses resulting from the inability of its customers to make required payments. The Company takes into consideration the overall quality of the receivable portfolio along with specifically identified customer risks.

Merchandise Inventory

Inventory is valued at the lower of cost or market value. Cost is determined using a weighted-average cost method. The Company decreases the value of inventory for estimated obsolescence equal to the difference between the cost of inventory and the estimated market value, based upon an aging analysis of the inventory on hand, specifically known inventory-related risks, and assumptions about future demand and market conditions.

Miscellaneous Receivables

Miscellaneous receivables generally consist of amounts due from vendors. The Company receives incentives from vendors related to cooperative advertising allowances, volume rebates, bid programs, price protection and other programs. These incentives generally relate to written agreements with specified performance requirements with the vendors and are recorded as adjustments to cost of sales or advertising expense, as appropriate.

Property and Equipment

Property and equipment are stated at cost. The Company calculates depreciation expense using the straight-line method over the useful lives of the assets. Leasehold improvements are amortized over the shorter of their useful lives or the initial lease term. Expenditures for major renewals and improvements that extend the useful life of property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. The following table shows estimated useful lives of property and equipment:

Classification	Estimated Useful Lives
Machinery and equipment	5 to 10 years
Building and leasehold improvements	5 to 25 years
Computer and data processing equipment	3 to 5 years
Computer software	3 to 5 years
Furniture and fixtures	5 to 10 years

The Company reviews legal obligations associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and normal operations of a long-lived asset. If it is determined that a legal obligation exists, the fair value of the liability for an asset retirement obligation is recognized in the period in which it is incurred, if a reasonable estimate of fair value can be made. All of the Company's asset retirement obligations are associated with commitments to return property subject to operating leases to original condition upon lease termination. The asset retirement liability was accrued with a corresponding increase in the carrying value of the related leasehold improvement which is depreciated over the life of the asset. The difference between the gross expected future cash flow and its present value is accreted over the term of the related lease as an operating expense. If the liability is settled for an amount other than the recorded amount, a gain or loss is recognized. The Company's asset retirement liability was $0.5 million and $0.9 million as of December 31, 2010 and 2009, respectively.

Goodwill and Other Intangible Assets

The Company is required to perform an evaluation of goodwill on an annual basis or more frequently if circumstances indicate a potential impairment. The Company has changed its annual goodwill evaluation date from October 1 to December 1, effective with the fourth quarter of 2009. The Company views the December 1 date as preferable, in order to better align with the completion of its annual budgeting process. The Company's reporting units used to assess potential goodwill impairment are the same as its business segments. Testing for impairment of goodwill is a two-step process. The first step compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill to determine the amount of impairment loss. Fair value of a reporting unit is determined by using a weighted combination of an income approach and a market approach, as this combination is considered the most indicative of the Company's fair value in an orderly transaction between market participants. This required two-step approach uses significant accounting judgments, estimates and assumptions. Any changes in the judgments, estimates or assumptions used could produce significantly different results. During the year ended December 31, 2010, the Company recorded no goodwill impairment charge. The Company recorded total goodwill impairment charges of $241.8 million and $1,712.0 million during the years ended December 31, 2009 and 2008, respectively. See Note 4 for more information on the Company's evaluations of goodwill for impairment.

Intangible assets with determinable lives are amortized on a straight-line basis over their respective estimated useful lives. The cost of computer software developed or obtained for internal use is capitalized and amortized on a straight-line basis over the estimated useful life of the software. These intangible assets are reviewed for impairment when indicators are present using undiscounted cash flows. The Company uses the undiscounted cash flows, excluding interest charges, to assess the recoverability of the carrying value of such assets. To the extent carrying value exceeds the undiscounted cash flows, an impairment loss is recorded based upon the excess of the carrying value over fair value. In addition, each quarter the Company evaluates whether events and circumstances warrant a revision to the remaining estimated useful life of each of these intangible assets. If the Company were to determine that a change to the remaining estimated useful life of an intangible asset was necessary, then the remaining carrying amount of the intangible asset would be amortized prospectively over that revised remaining useful life. During the year ended December 31, 2010, no impairment existed with respect to the Company's intangible assets with determinable lives and no significant changes to the remaining useful lives were necessary. The following table shows estimated useful lives of definite-lived intangible assets:

Classification	Estimated Useful Lives
Customer relationships	11 to 14 years
Trade name	20 years
Internally developed software	5 years
Other	1 to 10 years

Deferred Financing Costs

The Company has capitalized costs incurred in connection with establishing credit facilities as deferred financing costs. These costs are amortized to interest expense over the estimated life of the related financing using the interest method or straight-line method, as applicable.

Derivatives

The Company has entered into interest rate cap and swap agreements for the purpose of hedging its exposure to fluctuations in interest rates. These derivatives are recorded in the Company's consolidated balance sheets at fair value.

For the Company's interest rate swap agreements designated as cash flow hedges of interest rate risk, the effective portion of the changes in fair value of the swaps is initially recorded as a component of accumulated other comprehensive loss in the Company's consolidated balance sheets and is subsequently reclassified into interest expense, net in the Company's consolidated statements of operations in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the swaps is recognized directly in earnings. In the Company's consolidated statements of cash flows, hedge activities are classified according to the nature of the derivative.

For the Company's interest rate swap and cap agreements not designated as cash flow hedges of interest rate risk, changes in fair value of the derivatives are recorded directly to interest expense, net in the Company's consolidated statements of operations.

Accumulated Other Comprehensive Loss

Unrealized gains or losses on derivatives and foreign currency translation adjustments are included in shareholders' (deficit) equity under accumulated other comprehensive loss.

The components of accumulated other comprehensive loss are as follows:

(in millions)	December 31,
	2010	2009	2008
Unrealized loss on interest rate swap agreements, net of taxes of $0.9, $27.3 and $37.8, respectively	$(1.9)	$(17.1)	$(60.1)
Foreign currency translation adjustment	(0.3)	(4.2)	(13.1)

Total	$(2.2)	$(21.3)	$(73.2)

Revenue Recognition

The Company is a primary distribution channel for a large group of vendors and suppliers, including OEMs, software publishers and wholesale distributors. The Company records revenue from sales transactions when title and risk of loss are passed to the customer, there is persuasive evidence of an arrangement for sale, delivery has occurred and/or services have been rendered, the sales price is fixed or determinable, and collectability is reasonably assured. The Company's shipping terms typically specify F.O.B. destination, at which time title and risk of loss have passed to the customer.

Revenues from the sales of hardware products or software products and licenses are generally recognized on a gross basis with the selling price to the customer recorded as sales and the acquisition cost of the product recorded as cost of sales. These items can be delivered to customers in a variety of ways, including (i) as physical product shipped from the Company's warehouse, (ii) via drop-shipment by the vendor, or (iii) via electronic delivery for software licenses. At the time of sale, the Company records an estimate for sales returns and allowances based on historical experience. The Company's vendor OEMs warrant most of the products it sells.

The Company leverages drop-ship arrangements with many of its vendors and suppliers to deliver products to its customers without having to physically hold the inventory at its warehouses, thereby increasing efficiency and reducing costs. The Company recognizes revenue for drop-ship arrangements on a gross basis upon delivery to the customer with contract terms that typically specify F.O.B. destination.

Revenue from professional services is either recognized as incurred for services billed at an hourly rate or recognized using the percentage of completion method for services provided at a fixed fee. Revenue for data center services, including internet connectivity, web hosting, server co-location and managed services, is recognized over the period service is provided.

The Company also sells certain products for which it acts as an agent. Products in this category include the sale of third-party services, extended warranties or software assurance ("SA"). SA is an "insurance" or "maintenance" product that allows customers to upgrade, at no additional cost, to the latest technology if new applications are introduced during the period that the SA is in effect. These sales do not meet the criteria for gross sales recognition, and thus are recognized on a net basis at the time of sale. Under net sales recognition, the cost paid to the vendor or third-party service provider is recorded as a reduction to sales, resulting in net sales being equal to the gross profit on the transaction.

The Company's larger customers are offered the opportunity by certain of its vendors to purchase software licenses and SA under enterprise agreements ("EAs"). Under EAs, customers are considered to be compliant with applicable license requirements for the ensuing year, regardless of changes to their employee base. Customers are charged an annual true-up fee for changes in the number of users over the year. With most EAs, the Company's vendors will transfer the license and bill the customer directly, paying resellers such as the Company an agency fee or commission on these sales. The Company records these fees as a component of net sales as earned and there is no corresponding cost of sales amount. In certain instances, the Company bills the customer directly under an EA and accounts for the individual items sold based on the nature of the item. The Company's vendors typically dictate how the EA will be sold to the customer.

From time to time, the Company sells some of its products and services as part of bundled contract arrangements containing multiple deliverables, which may include a combination of the products and services. For each deliverable that represents a separate unit of accounting, revenue is allocated based upon the relative selling prices of each element as determined by the Company's selling price for the deliverable when it is sold on a stand-alone basis.

The Company records freight billed to its customers as sales and the related freight costs as a cost of sales. Vendor rebates are recorded over the period earned as a reduction of cost of sales. Price protection is recorded when earned as a reduction to cost of sales or merchandise inventory, as applicable.

Deferred revenue includes (1) payments received from customers in advance of providing the product or performing services, and (2) amounts deferred if other conditions of revenue recognition have not been met.

The Company performs an analysis of the estimated number of days of sales in-transit to customers at the end of each period based on a weighted-average analysis of commercial delivery terms that includes drop-ship arrangements. This analysis is the basis upon which the Company estimates the amount of sales in-transit at the end of the period and adjusts revenue and the related costs to reflect only what has been received by the customer. Changes in delivery patterns may result in a different number of business days used in making this adjustment and could have a material impact on the Company's revenue recognition for the period.

Sales Taxes

Sales tax amounts collected from customers for remittance to governmental authorities are presented on a net basis in the Company's consolidated statements of operations.

Advertising

Advertising costs are generally charged to expense in the period incurred. Cooperative reimbursements from vendors are recorded in the period the related advertising expenditure is incurred. The Company classifies vendor consideration as either a reduction of advertising expense or as a reduction of cost of sales, as appropriate. During the years ended December 31, 2010, 2009 and 2008, all vendor consideration received for cooperative advertising was recorded as a reduction of cost of sales. Advertising expense is offset by cooperative advertising funds when the reimbursement represents specific, incremental and identifiable costs.

Equity-Based Compensation

The Company measures all equity-based payments using a fair-value-based method and records compensation expense over the requisite service period in its consolidated financial statements. Forfeiture rates have been developed based upon historical experience.

Interest Expense

Interest expense is typically recognized in the period incurred at the applicable interest rate in effect. For increasing-rate debt, such as the Company's senior loans/notes and senior subordinated loans/notes, the Company determines the periodic interest cost using the effective interest method over the estimated outstanding term of the debt. The difference between interest expense recorded and cash interest paid is reflected as short-term or long-term accrued interest in the Company's consolidated balance sheets.

Foreign Currency Translation

The Company's functional currency is the U.S. dollar. The functional currency of the Company's Canadian subsidiary is the local currency, the Canadian dollar. Assets and liabilities of this subsidiary are translated at the spot rate in effect at the applicable reporting date and the consolidated results of operations are translated at the average exchange rates in effect during the applicable period. The resulting foreign currency translation adjustment is recorded as accumulated other comprehensive loss, which is reflected as a separate component of shareholders' (deficit) equity.

Income Taxes

Income taxes are determined using an asset and liability approach for the expected future tax consequences of events that have been recognized in the Company's consolidated financial statements or tax returns. Deferred income taxes are provided to reflect the differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company reports a liability for unrecognized tax benefits resulting from unrecognized tax benefits taken or expected to be taken in a tax return. The Company recognizes potential interest and penalties related to its unrecognized tax benefits in income tax expense.